Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	13,825.00
Total Fee Amount	27,620.00
Total Offset Amount	0.00
Net Fee	$ 13,795.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A